Premises and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment
Premises and equipment
(In thousands)	Useful life in years	2020	2019
Premises and equipment:
Land		$109,780	$114,481
Buildings	10-50	512,131	535,602
Equipment	2-10	350,014	362,543
Leasehold improvements	3-10	87,289	92,923
		949,434	991,068
Less - Accumulated depreciation and amortization		574,835	561,742
Subtotal		374,599	429,326
Construction in progress		25,862	12,843
Premises and equipment, net		$510,241	$556,650